Financial Assets and Financial Liabilities - Summary of Financial Liabilities Subject Offsetting (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2022	Dec. 31, 2021
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross liabilities		₩ 86,366,837	₩ 74,235,755
Gross assets offset		(56,524,202)	(44,810,815)
Net amounts in the statement of financial position		29,842,635	29,424,940
Non-offsetting amount
Financial Instruments		(21,276,621)	(27,778,432)
Cash Collateral		(83,837)	(75,253)
Net amount		8,482,177	1,571,255
Derivatives held for trading and Derivatives linked securities
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross liabilities		10,500,353	4,132,915
Net amounts in the statement of financial position		10,500,353	4,132,915
Derivatives held for hedging
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross liabilities		297,173	172,470
Net amounts in the statement of financial position		297,173	172,470
Non-offsetting amount
Financial Instruments		(2,302,059)	(3,069,591)
Cash Collateral		(83,837)	(75,253)
Net amount		8,411,630	1,160,541
Unsettled spot exchange payable
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross liabilities		3,374,230	2,383,399
Net amounts in the statement of financial position		3,374,230	2,383,399
Non-offsetting amount
Financial Instruments		(3,360,673)	(2,380,556)
Net amount		13,557	2,843
Bonds sold under repurchase agreements
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross liabilities	[1]	11,769,694	14,372,761
Net amounts in the statement of financial position	[1]	11,769,694	14,372,761
Non-offsetting amount
Financial Instruments	[1]	(11,769,694)	(14,372,761)
Securities borrowing agreements
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross liabilities		2,102,537	2,826,885
Net amounts in the statement of financial position		2,102,537	2,826,885
Non-offsetting amount
Financial Instruments		(2,102,537)	(2,826,885)
Domestic exchange settlement credits
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross liabilities		56,349,727	47,608,341
Gross assets offset		(54,611,238)	(42,482,911)
Net amounts in the statement of financial position		1,738,489	5,125,430
Non-offsetting amount
Financial Instruments		(1,738,489)	(5,125,430)
Other financial instruments
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross liabilities		1,973,123	2,738,984
Gross assets offset		(1,912,964)	(2,327,904)
Net amounts in the statement of financial position		60,159	411,080
Non-offsetting amount
Financial Instruments		(3,169)	(3,209)
Net amount		₩ 56,990	₩ 407,871

[1]	Includes bonds sold under repurchase agreements to customers.